Vessels, net, Net Book Value (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Sep. 30, 2018
Net Book Value [Abstract]
Beginning balance		$ 6,995,350
Ending balance	$ 6,995,350	23,700,029
Vessels [Member]
Vessel Cost [Abstract]
Beginning balance	7,549,281	7,549,281	$ 7,549,281
Addition to fleet vessels		17,260,780
Ending balance	7,549,281	24,810,061	7,549,281
Accumulated Depreciation [Abstract]
Beginning balance	(478,877)	(553,931)	(182,346)
Period depreciation	(75,054)	(556,101)	(296,531)
Ending balance	(553,931)	(1,110,032)	(478,877)
Net Book Value [Abstract]
Beginning balance	7,070,404	6,995,350	7,366,935
Ending balance	$ 6,995,350	$ 23,700,029	$ 7,070,404